Segment information (Tables)	12 Months Ended
Jun. 30, 2024
Schedule of Group's lines of business and a reconciliation between the results from operations as per segment information
	06.30.2024
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	270,550	(1,453)	59,449	-	328,546
Costs	(48,766)	161	(60,636)	-	(109,241)
Gross profit / (loss)	221,784	(1,292)	(1,187)	-	219,305
Net loss from fair value adjustment of investment properties	(350,955)	364	-	-	(350,591)
General and administrative expenses	(51,179)	173	-	(26)	(51,032)
Selling expenses	(17,491)	133	-	-	(17,358)
Other operating results, net	(5,192)	(21)	419	26	(4,768)
(Loss) / profit from operations	(203,033)	(643)	(768)	-	(204,444)
Share of profit of associates and joint ventures	33,760	277	-	-	34,037
Segment (loss) / profit	(169,273)	(366)	(768)	-	(170,407)
Reportable assets	1,945,139	431	-	296,195	2,241,765
Reportable liabilities (i)	-	-	-	(1,089,328)	(1,089,328)
Net reportable assets	1,945,139	431	-	(793,133)	1,152,437
	06.30.2023
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	268,627	(1,687)	64,781	-	331,721
Costs	(49,231)	736	(65,950)	-	(114,445)
Gross profit / (loss)	219,396	(951)	(1,169)	-	217,276
Net loss from fair value adjustment of investment properties	(190,149)	7,559	-	-	(182,590)
General and administrative expenses	(72,215)	250	-	193	(71,772)
Selling expenses	(16,860)	101	-	-	(16,759)
Other operating results, net	(27,061)	(93)	614	(193)	(26,733)
Loss from operations	(86,889)	6,866	(555)	-	(80,578)
Share of profit / (loss) of associates and joint ventures	14,449	(4,709)	-	-	9,740
Segment loss	(72,440)	2,157	(555)	-	(70,838)
Reportable assets	2,359,221	(13,329)	-	297,957	2,643,849
Reportable liabilities (i)	-	-	-	(1,205,005)	(1,205,005)
Net reportable assets	2,359,221	(13,329)	-	(907,048)	1,438,844
	06.30.2022
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	204,987	(1,860)	53,853	-	256,980
Costs	(42,714)	729	(55,055)	-	(97,040)
Gross profit / (loss)	162,273	(1,131)	(1,202)	-	159,940
Net gain / (loss) from fair value adjustment of investment properties	98,741	10,588	-	-	109,329
General and administrative expenses	(42,666)	214	-	184	(42,268)
Selling expenses	(17,958)	43	-	-	(17,915)
Other operating results, net	225	-	447	(184)	488
Profit / (loss) from operations	200,615	9,714	(755)	-	209,574
Share of profit / (loss) of associates and joint ventures	3,732	(6,572)	-	-	(2,840)
Segment profit / (loss)	204,347	3,142	(755)	-	206,734
Reportable assets	2,609,775	(15,530)	-	391,614	2,985,859
Reportable liabilities (i)	-	-	-	(1,626,434)	(1,626,434)
Net reportable assets	2,609,775	(15,530)	-	(1,234,820)	1,359,425

Schedule of lines of business of groups operations center
	06.30.2024
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	179,650	16,243	9,246	61,569	3,842	270,550
Costs	(10,714)	(1,182)	(5,344)	(28,814)	(2,712)	(48,766)
Gross profit	168,936	15,061	3,902	32,755	1,130	221,784
Net loss from fair value adjustment of investment properties	(14,936)	(69,585)	(266,145)	-	(289)	(350,955)
General and administrative expenses	(21,608)	(1,788)	(8,810)	(9,342)	(9,631)	(51,179)
Selling expenses	(9,007)	(180)	(3,236)	(4,205)	(863)	(17,491)
Other operating results, net	(2,840)	(63)	(1,983)	(1,131)	825	(5,192)
Profit / (loss) from operations	120,545	(56,555)	(276,272)	18,077	(8,828)	(203,033)
Share of profit of associates and joint ventures	-	-	-	-	33,760	33,760
Segment profit / (loss)	120,545	(56,555)	(276,272)	18,077	24,932	(169,273)

Investment properties and trading properties	690,300	303,571	730,885	-	2,261	1,727,017
Investment in associates and joint ventures	-	-	-	-	124,373	124,373
Other operating assets	2,450	324	54,177	31,673	5,125	93,749
Reportable assets	692,750	303,895	785,062	31,673	131,759	1,945,139
	06.30.2023
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	176,246	17,031	16,280	55,596	3,474	268,627
Costs	(11,937)	(1,408)	(4,952)	(28,162)	(2,772)	(49,231)
Gross profit	164,309	15,623	11,328	27,434	702	219,396
Net loss from fair value adjustment of investment properties	(41,496)	(16,890)	(131,343)	-	(420)	(190,149)
General and administrative expenses	(24,826)	(2,768)	(9,511)	(12,168)	(22,942)	(72,215)
Selling expenses	(8,055)	(383)	(4,172)	(3,819)	(431)	(16,860)
Other operating results, net	(2,173)	(256)	(3,284)	(531)	(20,817)	(27,061)
Profit / (loss) from operations	87,759	(4,674)	(136,982)	10,916	(43,908)	(86,889)
Share of profit of associates and joint ventures	-	-	-	-	14,449	14,449
Segment profit / (loss)	87,759	(4,674)	(136,982)	10,916	(29,459)	(72,440)

Investment properties and trading properties	694,077	447,627	1,039,618	-	2,986	2,184,308
Investment in associates and joint ventures	-	-	-	-	106,622	106,622
Other operating assets	2,459	398	27,341	32,632	5,461	68,291
Reportable assets	696,536	448,025	1,066,959	32,632	115,069	2,359,221
	06.30.2022
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	138,836	24,357	5,975	34,441	1,378	204,987
Costs	(11,974)	(2,347)	(4,653)	(19,671)	(4,069)	(42,714)
Gross profit / (loss)	126,862	22,010	1,322	14,770	(2,691)	162,273
Net gain / (loss) from fair value adjustment of investment properties	4,429	(43,179)	137,010	-	481	98,741
General and administrative expenses	(22,923)	(2,731)	(8,474)	(5,847)	(2,691)	(42,666)
Selling expenses	(6,784)	(625)	(7,385)	(2,723)	(441)	(17,958)
Other operating results, net	(1,137)	(184)	(384)	(473)	2,403	225
Profit / (loss) from operations	100,447	(24,709)	122,089	5,727	(2,939)	200,615
Share of profit of associates and joint ventures	-	-	-	-	3,732	3,732
Segment profit / (loss)	100,447	(24,709)	122,089	5,727	793	204,347

Investment properties and trading properties	735,027	546,221	1,141,435	-	3,443	2,426,126
Investment in associates and joint ventures	-	-	-	-	92,733	92,733
Other operating assets	2,394	20,320	23,900	33,505	10,797	90,916
Reportable assets	737,421	566,541	1,165,335	33,505	106,973	2,609,775